Non-controlling interests - Disclosure of Non-Controlling Interests (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of subsidiaries [line items]
Non-controlling interests	€ 14,800	€ 8,407	€ 5,970
Global Blue TFS Japan Co Ltd
Disclosure of subsidiaries [line items]
Non-controlling interests	13,917	7,397	4,555
Global Blue Lebanon SAL
Disclosure of subsidiaries [line items]
Non-controlling interests	(13)	(14)	107
Global Blue Touristik Hizmetler A.Ş.
Disclosure of subsidiaries [line items]
Non-controlling interests	907	964	1,302
Bahama’s VAT Refund Ltd
Disclosure of subsidiaries [line items]
Non-controlling interests	84	76	0
Global Blue Pazarlama Destek ve Teknoloji Hizmetleri A.S
Disclosure of subsidiaries [line items]
Non-controlling interests	(40)	(16)	6
Global Blue LLC
Disclosure of subsidiaries [line items]
Non-controlling interests	€ (55)	€ 0	€ 0